Right of use assets	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Right of use assets

18. Right of use assets
The table below provides information about the Group's right of use assets:

	Land and buildings £m	Plant and equipment £m	Vehicles £m	Total £m
Net book value at 1 January 2024	751	4	182	937
Exchange adjustments	(5)	–	(4)	(9)
Additions	107	6	117	230
Depreciation	(126)	(2)	(83)	(211)
Disposals	(92)	–	(10)	(102)
Net impairment reversals	1	–	–	1
Net book value at 31 December 2024	636	8	202	846
Exchange adjustments	(17)	–	–	(17)
Additions	81	1	99	181
Depreciation	(113)	(3)	(90)	(206)
Disposals	(23)	–	(22)	(45)
Net impairment loss	(17)	–	–	(17)
Transfer to assets held for sale	(16)	–	–	(16)
Net book value at 31 December 2025	531	6	189	726
Commitments for future payments related to leases not yet commenced but which we have committed to, leases of low-value assets and leases which are less than 12 months are not material.
An analysis of lease liabilities is set out in Note 29, ‘Net debt’.